Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss) Components And Related Taxes

Year ended December 31, (In thousands)	Before-Tax Amount	Tax Effect	Net-of-Tax Amount
2011:
Unrealized gains on available-for-sale securities	$25,063	$8,772	$16,291
Reclassification adjustment for gains realized in net income	(28,829)	(10,090)	(18,739)
Unrealized net holding gain on cash flow hedge	788	276	512
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(7,734)	(2,707)	(5,027)
Other comprehensive loss	$(10,712)	$(3,749)	$(6,963)
2010:
Unrealized losses on available-for-sale securities	$(11,218)	$(3,926)	$(7,292)
Reclassification adjustment for gains realized in net income	(11,864)	(4,152)	(7,712)
Unrealized net holding loss on cash flow hedge	(151)	(53)	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,734)	(1,307)	(2,427)
Other comprehensive loss	$(26,967)	$(9,438)	$(17,529)
2009:
Unrealized gains on available-for-sale securities	$5,012	$1,754	$3,258
Reclassification adjustment for gains realized in net income	(7,340)	(2,569)	(4,771)
Unrealized net holding gain on cash flow hedge	454	159	295
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	9,666	3,383	6,283
Other comprehensive income	$7,792	$2,727	$5,065

Component Of Accumulated Other Comprehensive Income (Loss)

(In thousands)	2011	2010
Pension benefit adjustments	$(20,954)	$(15,927)
Unrealized net holding loss on cash flow hedge	(550)	(1,062)
Unrealized net holding gains on AFS securities	12,673	15,121
Total accumulated other comprehensive income (loss)	$(8,831)	$(1,868)